Document and Entity Information	Dec. 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 03, 2021
Entity Registrant Name	BioRestorative Therapies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37603
Entity Tax Identification Number	91-1835664
Entity Address, Address Line One	40 MARCUS DRIVE
Entity Address, City or Town	MELVILLE
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
City Area Code	631
Local Phone Number	760-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001505497
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	BRTX
Security Exchange Name	NASDAQ